Document and Entity Information Document	Sep. 22, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 22, 2022
Entity Registrant Name	CIRCOR INTERNATIONAL, INC.
Entity Central Index Key	0001091883
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14962
Entity Address, Address Line One	30 CORPORATE DRIVE, SUITE 200
Entity Address, City or Town	Burlington,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803-4238
City Area Code	781
Local Phone Number	270-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CIR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Tax Identification Number	04-3477276